Risk Management (Details) - Schedule of Breakdown of Bank's Fixed Income by Levels - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Level 1: cash and cash equivalent	$ 1,904,994	$ 2,416,812
Level 2: fixed income	6,227,856	7,241,318
Level 2: fixed income	3,163	4,517
Total	$ 8,136,013	$ 9,662,647